Income Tax Expenses - Summary of Income Tax Expense Income Reconciled to Loss Before Taxation as Per Consolidated Statements (Parenthetical) (Detail)	12 Months Ended
Dec. 31, 2025
Disclosure Of Detailed Information About Income Tax [Line Items]
Percentage of income tax deduction in respect of qualifying research and development expenditures incurred	100.00%
US [Member] | Federal Income Tax Rate [Member]
Disclosure Of Detailed Information About Income Tax [Line Items]
Applicable tax rate	21.00%